Segment information (Tables)	9 Months Ended
Sep. 30, 2018
Operating Segments [Abstract]
Disclosure of segment reconciliation
Segment reconciliation for the three months ended September 30, 2018 and 2017:

	In USD k			In USD k
	For the Three Months Ended Sep 30,			For the Three Months Ended Sep 30,
	2018			2017
	Rubber	Specialties	Total segments	Rubber	Specialties	Total segments
Revenue	259,800	134,154	393,954	209,873	125,063	334,936
Cost of sales	(198,851)	(85,947)	(284,798)	(166,901)	(72,978)	(239,879)
Gross profit	60,949	48,207	109,156	42,972	52,085	95,057
Adjusted EBITDA	37,886	34,671	72,557	23,745	40,341	64,086
Adjusted EBITDA Margin	14.6%	25.8%	18.4%	11.3%	32.2%	19.1%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	(13,482)	(9,322)	(22,804)	(14,621)	(9,303)	(23,924)
Share of profit of joint venture	(160)	—	(160)	(142)	—	(142)
Adjustment items			(7,750)			(6,659)
EBIT			41,843			33,361
Segment reconciliation for the nine months ended September 30, 2018 and 2017:

	In USD k			In USD k
	For the Nine Months Ended Sep 30,			For the Nine Months Ended Sep 30,
	2018			2017
	Rubber	Specialties	Total segments	Rubber	Specialties	Total segments
Revenue	773,743	418,496	1,192,239	625,128	363,486	988,614
Cost of sales	(599,649)	(258,258)	(857,907)	(489,728)	(215,412)	(705,140)
Gross profit	174,094	160,238	334,332	135,400	148,074	283,474
Adjusted EBITDA	109,465	120,232	229,697	78,090	112,953	191,043
Adjusted EBITDA Margin	14.1%	28.7%	19.3%	12.5%	31.0%	19.3%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	(42,856)	(28,977)	(71,833)	(43,392)	(26,809)	(70,201)
Share of profit of joint venture	(453)	—	(453)	(404)	—	(404)
Adjustment items			12,222			(11,838)
EBIT			169,633			108,600
Adjusted EBITDA is reconciled to profit or loss as follows:

Reconciliation of profit or loss	In USD k		In USD k
	For the Three Months Ended Sep 30,		For the Nine Months Ended Sep 30,
	2018	2017	2018	2017
Profit for the period	24,151	15,140	101,070	50,383
Add back income taxes	12,169	8,436	45,891	27,422
Profit before income taxes	36,320	23,576	146,961	77,805
Add back finance costs	18,956	22,190	48,858	64,330
Add back share of profit of joint ventures	(160)	(142)	(453)	(404)
Add back other finance income	(13,273)	(12,263)	(25,733)	(33,131)
Earnings before taxes and finance income/costs (operating result (EBIT))	41,843	33,361	169,633	108,600
Add back depreciation, amortization and impairment of intangible assets and property, plant and equipment	22,804	23,924	71,833	70,201
EBITDA	64,647	57,285	241,466	178,801
Add back share of profit of joint venture	160	142	453	404
Add back restructuring (income)/expenses, net (1)	905	952	(27,580)	1,674
Add back consulting fees related to Group strategy (2)	2,016	1,100	3,051	2,149
Add back long term incentive plan	3,552	3,110	9,505	6,319
Add back other adjustments (3)	1,277	1,497	2,802	1,696
Adjusted EBITDA	72,557	64,086	229,697	191,043
(1) Restructuring income or expenses are related to further actions undertaken to realign our worldwide Rubber footprint and reflects in particular the proceeds of the land sale in South Korea exceeding the associated cessation costs in the nine months ended September 30, 2018.
(2) Consulting fees related to external consulting for establishing and executing Group strategies relating to Rubber footprint realignment, conversion to US dollar and US GAAP, as well as costs relating to our assessment of feasibility for inclusion in certain US indices.
(3) Other adjustments in the three months ended September 30, 2018 related in particular to EPA related costs of USD 0.6 million. Other adjustments in the nine months ended September 30, 2018 related in particular to license fees required for certain innovative technologies to meet the EPA requirements of USD 1.1 million and other EPA related costs of USD 1.1 million. Other adjustments in the three months ended September 30, 2017 include costs related to hurricane Harvey flooding in our Kingwood, Texas office and Orange, Texas plant of USD 0.9 million and costs in association with our EPA enforcement action of USD 0.5 million. Other adjustments in the nine months ended September 30, 2017 include costs of USD 1.8 million in connection with our EPA enforcement action and hurricane Harvey flooding in our Kingwood, Texas office and Orange, Texas plant of USD 0.9 million, partially offset by a reimbursement following a successful objection against reassessed real estate transfer taxes in Germany of USD 1.5 million.

Disclosure of geographic information
Geographic information by legal entity

Revenues	In USD k		In USD k
	For the Three Months Ended Sep 30,		For the Nine Months Ended Sep 30,
	2018	2017	2018	2017
Germany	155,138	133,077	480,112	394,952
United States	104,027	83,042	300,932	249,449
South Korea	62,871	62,135	208,929	180,337
Brazil	25,191	20,249	68,456	59,345
China	19,939	16,370	58,425	42,203
South Africa	15,106	12,163	43,731	36,095
Other	8,568	5,255	19,124	17,751
Rest of Europe*	3,114	2,645	12,530	8,482
Total	393,954	334,936	1,192,239	988,614

*	Country of domicile of the Group (Luxembourg) USD nil

Goodwill, intangible assets, property, plant and equipment	In USD k	In USD k
	As at Sep 30,	As at Dec 31,
	2018	2017
Germany	128,034	145,837
Sweden	83,732	80,974
Italy	71,997	72,980
Poland	48,347	49,933
Rest of Europe	4,282	4,443
Subtotal Europe	336,392	354,167

United States	72,281	70,530
South Korea	85,592	109,905
South Africa	29,319	32,007
Brazil	8,982	13,661
China	10,581	10,733
Other	22	28
Total	543,169	591,031